Expense Example, No Redemption - American Funds Strategic Bond Fund	Feb. 27, 2026 USD ($)
Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 149
Expense Example, No Redemption, 3 Years	462
Expense Example, No Redemption, 5 Years	797
Expense Example, No Redemption, 10 Years	1,261
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	144
Expense Example, No Redemption, 3 Years	446
Expense Example, No Redemption, 5 Years	771
Expense Example, No Redemption, 10 Years	$ 1,494